U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

August 29, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Re:    Managed Portfolio Series (the “Trust”)
    File Nos.: 333-172080 and 811-22525

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Nuance Concentrated Value Fund, the Nuance Mid Cap Value Fund, and the Nuance Concentrated Value Long-Short Fund, (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated August 28, 2019, and filed electronically as Post-Effective Amendment No. 429 under the 1933 Act, and Amendment No. 430, under the 1940 Act to the Trust’s Registration Statement on Form N-1A on August 26, 2019.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6611.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc: Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP.